Leases (Details) - Schedule of Carrying Amounts of Lease Liabilities - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2024
Schedule of Carrying Amounts of Lease Liabilities [Abstract]
Balance, beginning of year	$ 6,579,103	$ 4,264,983	$ 4,673,283
Balance, end of year	3,781,233	6,579,103	4,264,983
Current	722,675	673,605	320,488
Non-current	3,058,558	5,905,498	3,944,495	$ 1,834,441
Additions		2,686,444	6,951
Lease modification	(958,296)
Reassessment of the lease liability	(888,426)
Accretion of interest	401,229	551,291	303,390
Gain on foreign exchange	(213,333)	(55,852)
Lease payments	$ (1,139,044)	$ (867,763)	$ (718,641)